Related party transactions - Schedule of Transactions with Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related companies {Member]
Related party transactions
Depreciation, interest expense and building rental	¥ 1,560	¥ 1,915